Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties
Transactions and Balances with Related Parties
13.	Transactions and Balances with Related Parties

The Group has entered into technical management agreements with Kyklades Maritime Corporation (“Kyklades,” “KMC” or the “Management Company”) as technical manager. Kyklades provides the vessels with a wide range of shipping services such as technical support, maintenance and insurance consulting in exchange for a daily fee of $900 per vessel, which is reflected under management fees in the consolidated statements of profit or loss and other comprehensive income.

Related party balances’ analysis

The below table presents the Group’s outstanding balances due from/(to) related parties:

As of December 31,	2025	2024
Kyklades Maritime Corporation	6,286,469	(530,030)
Total	6,286,469	(530,030)

Amounts due from the Management Company as of December 31, 2025 of $6,286,469 as compared to amounts due to the Management Company as of December 31, 2024 of $530,030 represent advances from the Company to the Management Company /expenses paid by the Management Company on behalf of the Company, per the terms of the respective vessel technical management agreements.

All balances noted above are unsecured, interest-free, with no fixed terms of payment and repayable on demand.

Related party transactions’ analysis

The below table presents the Group’s transactions with its related parties:

For the years ended December 31,	2025	2024	2023
Kyklades Maritime Corporation- management fees	4,599,000	4,611,600	4,599,000
Total	4,599,000	4,611,600	4,599,000

KMC solely administers the transactions on behalf of OET’s subsidiaries, without recharging any expenditure back to the ship owning companies. All operating expenses are being incurred and charged directly to OET’s subsidiary companies.

On March 1, 2024, each of the Company’s vessel owning subsidiaries entered into an ETS Services Agreement with KMC, which agreement is effective as of January 1, 2024, pursuant to which KMC obtains, transfers and surrenders emission allowances under the EU Emissions Trading Scheme that came into effect on January 1, 2024, and KMC provides the vessel with emission data in a timely manner to enable compliance with any emission scheme(s) applicable to the vessel. No additional fee is payable under these agreements as the services are part of the technical management fee under the existing technical management agreements. These agreements may be terminated by either party (i) for cause, immediately upon written notice or (ii) for any other reason, upon two months’ written notice. These agreements shall also be deemed automatically terminated on the date of termination of the relevant technical management agreements.

The below table presents an analysis of all payments executed by KMC on behalf of the Group:

For the years ended December 31,	2025	2024	2023
Crew wages	22,843,744	21,231,570	21,043,047
Other crew expenses	3,320,488	3,043,288	3,639,086
Stores	3,782,244	4,433,689	3,864,683
Technical expenses	7,902,869	9,641,650	8,647,728
Insurance	3,103,266	2,969,841	2,717,938
Health, Safety, Quality, Environmental (HSQE) expenses	652,236	614,855	592,246
Other	1,790,057	1,550,392	801,196
Total	43,394,904	43,485,285	41,305,924

Key management and Directors’ remuneration (included in General and administrative expenses)

As of June 1, 2025, the Company introduced a revised compensation policy for the members of its Board of Directors, following a review of the existing structure. Under the new policy, effective June 1, 2025, the annual base fee per director was adjusted from $75,000 to $45,000. In addition, effective June 1, 2025, directors who serve as committee chairs or members of a committee receive annual fees of $15,000 and $10,000 per committee, respectively. The Chairman of the Board does not receive any compensation. In addition, each director is entitled to reimbursement for travelling and other minor out-of-pocket expenses.

Furthermore, OET Chartering Inc. and OET provide compensation to members of key management personnel, which currently comprise of its Chief Executive Officer, Chief Financial Officer, and Chief Commercial Officer. The remuneration expenses comprise salaries, bonuses, directors and officers liability insurance cover, telecommunications, travel and other expenses. For the years ended December 31, 2025, 2024 and 2023, key management personnel remuneration, covering all the above amounted to $4,955,071, $4,810,180 and $3,588,185. There was no amount payable related to key management remuneration as of December 31, 2025, 2024 and 2023.

None of the members of the administrative, management or supervisory bodies of the Group have any service contracts with Okeanis Eco Tankers Corp. or any of its subsidiaries in the Group providing for benefits upon termination of employment.

Amendments to management agreements

Technical Management agreements

On November 1, 2023, the Company amended and restated its technical management agreements with KMC. The amended and restated technical management agreements, among others, retain the right to terminate for convenience, subject to a 36-month advance written notice, in addition to either party being able to terminate for cause. Furthermore, KMC has the right to terminate each technical management agreement, subject to 30-days advance written notice, in the event of a change of control of the relevant shipowning entity without KMC’s consent. In each case, unless the cause for termination is KMC’s failure to meet its obligations under the relevant technical management agreement, the Company is required to continue payment of the management fees thereunder for 36 months from the termination date (or, if a notice of termination for convenience has preceded such for cause termination, 36 months from the date of such notice). If required by KMC, the daily fee may be increased in line with the relevant annual inflation rates.

Shared Services Agreement

On November 1, 2023, OET Chartering Inc. entered into a shared services agreement with KMC to document the mutual exchange of business support in respect of the management of the Group’s vessels by way of corporate, accounting, financial and other operational and administrative services. The shared services agreement does not provide for any additional fee payable. The agreement may be terminated by either party thereto (i) for cause, immediately upon written notice or (ii) for any other reason, upon two months’ written notice.